Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Tencent Music Entertainment Group
Entity Central Index Key	0001744676
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-38751
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 3, Building D, Kexing Science Park, Kejizhongsan Avenue
Entity Address, Address Line Two	Hi-Tech Park, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Firm ID	1424
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 3, Building D, Kexing Science Park, Kejizhongsan Avenue
Entity Address, Address Line Two	Hi-Tech Park, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Contact Personnel Name	Ms. Min Hu
Contact Personnel Email Address	ir@tencentmusic.com
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	TME
Entity Common Stock, Shares Outstanding	3,390,154,264
Title of 12(b) Security	American depositary shares, each ADS represents two Class A ordinary shares, par value US$0.000083 per share*
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,675,015,086
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,715,139,178